Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Sep. 30, 2019
Operating activities
Net loss	$ (77)	$ (17,348)	$ (34,601)
Reconciliation of net loss to net cash used in operating activities:
Stock-based compensation		34	4,003
Depreciation and amortization			80
Noncash interest expense on convertible note		14
Amortization of operating lease right-of-use assets			124
In process research and development		14,490
Amortization of premium on investments			(199)
Interest expense on convertible note	2
Change in operating assets and liabilities:
Prepaid and other current assets		(12)	(3,046)
Operating lease right-of-use assets			(33)
Other assets			(84)
Accounts payable, accrued expenses and other liabilities	56	2,449	8,079
Operating lease liabilities			13
Net cash used in operating activities	(19)	(373)	(25,664)
Investing activities
Purchase of investments			(130,923)
Research and development asset acquisition		(7,500)
Proceeds from maturities of investments			8,500
Purchase of property and equipment			(214)
Net cash used in investing activities		(7,500)	(122,637)
Financing activities
Proceeds from convertible note, related party	50	50
Proceeds from the sale of common stock	1	1
Proceeds from the issuance of Series A redeemable convertible preferred stock, net		59,785	59,977
Proceeds from issuance of common stock in initial public offering, net of issuance costs			67,200
Net cash provided by financing activities	51	59,836	127,177
Effect of exchange rate on cash and cash equivalents			(25)
Net (decrease) increase in cash and cash equivalents	32	51,963	(21,149)
Cash and cash equivalents at beginning of period			51,963
Cash and cash equivalents at end of period	32	51,963	30,814
Supplemental disclosure of cash flow information:
Operating lease right-of-use asset obtained in exchange for operating lease liability			1,444
Common stock issued in connection with asset acquisition		6,990
Landlord paid tenant improvements			455
Conversion of convertible note to preferred stock		$ 64
Deferred Series A redeemable convertible preferred stock issuance costs in accounts payable	$ 55
Conversion of Series A redeemable convertible preferred stock into common stock on initial public offering			119,826
Reclassification of redeemable common stock into common stock on initial public offering			6,990
Property and equipment purchases included in accounts payable			$ 43